PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 7,235,797	$ 3,704,818	$ 3,206,568
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	2,300,000
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	3,500,000	2,200,000	3,200,000
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 3,700,000	$ 1,500,000	$ 0